INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ASSETS [Abstract]
Cash and due from banks	$ 31,998		$ 31,998		$ 35,238	$ 54,260
Interest bearing deposits - time	3,489		3,489		5,591	11,866
Accrued income and other assets					26,372	23,733
Total Assets	2,753,446		2,753,446		2,548,950	2,409,066
LIABILITIES AND SHAREHOLDERS' EQUITY [Abstract]
Subordinated debentures	35,569		35,569		35,569	35,569
Accrued expenses and other liabilities	30,557		30,557		28,531	24,488
Shareholders' equity	267,710	$ 250,902	267,710	$ 250,902	248,980	251,092	$ 250,371	$ 231,581
Total Liabilities and Shareholders' Equity	2,753,446		2,753,446		2,548,950	2,409,066
OPERATING INCOME [Abstract]
Interest income	25,371	21,745	72,283	64,366	86,523	80,842	80,555
Gain on extinguishment of debt					0	0	500
OPERATING EXPENSES [Abstract]
Interest expense	2,459	1,747	6,413	4,975	6,882	5,856	7,299
Income (Loss) Before Income Tax and Equity in Undistributed Net Income of Subsidiaries	10,018	9,352	27,207	24,458	32,901	29,380	25,216
Income tax benefit	3,159	2,979	8,443	7,547	10,135	9,363	7,195
Net Income	6,859	6,373	18,764	16,911	22,766	20,017	18,021
CONDENSED STATEMENTS OF CASH FLOWS [Abstract]
Net income	6,859	6,373	18,764	16,911	22,766	20,017	18,021
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM (USED) IN OPERATING ACTIVITIES [Abstract]
Deferred income tax benefit			7,422	7,099	8,064	8,997	8,918
Share based compensation			1,342	1,200	1,620	1,477	1,192
Gain on extinguishment of debt					0	0	(500)
Decrease in accrued income and other assets			(13,159)	(3,804)	(5,478)	(1,387)	(2,579)
Increase (decrease) in accrued expenses and other liabilities			2,274	1,150	838	(196)	(7,213)
Total Adjustments			(12,551)	(4,041)	1,217	4,018	(4,950)
Net Cash From Operating Activities			6,213	12,870	23,983	24,035	13,071
CASH FLOW FROM INVESTING ACTIVITIES [Abstract]
Purchases of interest bearing deposits - time					0	(4,595)	(2,401)
Maturity of interest bearing deposits - time			2,100	4,613	6,253	6,222	6,719
Net Cash Used in Investing Activities			(219,383)	(82,338)	(138,855)	(160,513)	(82,116)
CASH FLOW USED IN FINANCING ACTIVITIES [Abstract]
Repurchase of common stock			0	(16,854)	(16,854)	(13,498)	0
Dividends paid			(6,400)	(5,149)	(7,274)	(5,896)	(4,129)
Proceeds from issuance of common stock			57	61	82	112	97
Share based compensation withholding obligation			(536)	(627)	(627)	(1,091)	0
Redemption of subordinated debt					0	0	(4,654)
Net Cash From Financing Activities			177,579	98,001	112,283	148,245	23,980
Net Increase (Decrease) in Cash and Cash Equivalents			(35,591)	28,533	(2,589)	11,767	(45,065)
Cash and Cash Equivalents at Beginning of Period			83,194	85,783	85,783	74,016	119,081
Cash and Cash Equivalents at End of Period	$ 47,603	$ 114,316	47,603	114,316	83,194	85,783	74,016
Parent Company [Member]
ASSETS [Abstract]
Cash and due from banks					9,515	10,800
Interest bearing deposits - time					5,000	5,000
Investment in subsidiaries					259,883	261,016
Accrued income and other assets					10,489	10,120
Total Assets					284,887	286,936
LIABILITIES AND SHAREHOLDERS' EQUITY [Abstract]
Subordinated debentures					35,569	35,569
Accrued expenses and other liabilities					379	378
Shareholders' equity					248,939	250,989
Total Liabilities and Shareholders' Equity					284,887	286,936
OPERATING INCOME [Abstract]
Dividends from subsidiary					5,000	0	0
Interest income					27	72	64
Gain on extinguishment of debt					0	0	500
Gain on securities					0	0	295
Other income					153	31	35
Total Operating Income					5,180	103	894
OPERATING EXPENSES [Abstract]
Interest expense					1,167	1,021	1,462
Administrative and other expenses					554	560	527
Total Operating Expenses					1,721	1,581	1,989
Income (Loss) Before Income Tax and Equity in Undistributed Net Income of Subsidiaries					3,459	(1,478)	(1,095)
Income tax benefit					(615)	(542)	(383)
Income (Loss) Before Equity in Undistributed Net Income of Subsidiaries					4,074	(936)	(712)
Equity in undistributed net income of subsidiaries					18,692	20,953	18,733
Net Income					22,766	20,017	18,021
CONDENSED STATEMENTS OF CASH FLOWS [Abstract]
Net income					22,766	20,017	18,021
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM (USED) IN OPERATING ACTIVITIES [Abstract]
Deferred income tax benefit					(615)	(542)	(383)
Share based compensation					29	21	46
Gain on extinguishment of debt					0	0	(500)
Net gains on securities					0	0	(295)
Decrease in accrued income and other assets					246	5	118
Increase (decrease) in accrued expenses and other liabilities					1	(6)	287
Equity in undistributed net income of subsidiaries					(18,692)	(20,953)	(18,733)
Total Adjustments					(19,031)	(21,475)	(19,460)
Net Cash From Operating Activities					3,735	(1,458)	(1,439)
CASH FLOW FROM INVESTING ACTIVITIES [Abstract]
Purchases of interest bearing deposits - time					(7,500)	(5,000)	(17,500)
Maturity of interest bearing deposits - time					7,500	12,500	5,000
Return of capital from subsidiary					18,000	18,500	15,000
Net Cash Used in Investing Activities					18,000	26,000	2,500
CASH FLOW USED IN FINANCING ACTIVITIES [Abstract]
Repurchase of common stock					(16,854)	(13,498)	0
Dividends paid					(7,274)	(5,896)	(4,129)
Proceeds from issuance of common stock					1,735	1,569	1,242
Share based compensation withholding obligation					(627)	(1,091)	0
Redemption of subordinated debt					0	0	(4,654)
Net Cash From Financing Activities					(23,020)	(18,916)	(7,541)
Net Increase (Decrease) in Cash and Cash Equivalents					(1,285)	5,626	(6,480)
Cash and Cash Equivalents at Beginning of Period			$ 9,515	$ 10,800	10,800	5,174	11,654
Cash and Cash Equivalents at End of Period					$ 9,515	$ 10,800	$ 5,174